Investments	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
At December 31, 2018 and 2017, the estimated fair value of our short-term and long-term investments classified as available-for-sale was as follows:

	December 31, 2018
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In millions)
Short-term investments(1)(2):
Corporate debt securities	$393	$—	$(3)	$390
Long-term investments(1):
Corporate debt securities	639	—	(11)	628
Government and agency securities	38	—	—	38
Total(1)(2)	$1,070	$—	$(14)	$1,056
(1) Excludes short-term restricted cash of $75 million that we intend to use to support our global sabbatical program and a counterparty guarantee, and long-term restricted cash of $2 million.
(2) Excludes time deposits of $774 million, which are not considered available-for-sale securities.

	December 31, 2017
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In millions)
Short-term investments(1)(2):
Corporate debt securities	$2,092	$1	$(1)	$2,092
Government and agency securities	210	—	—	210
Long-term investments(1):
Corporate debt securities	1,769	2	(7)	1,764
Government and agency securities	98	—	—	98
Total(1)(2)	$4,169	$3	$(8)	$4,164
(1) Excludes short-term restricted cash of $79 million that we intend to use to support our global sabbatical program and a counterparty guarantee, and long-term restricted cash of $2 million.
(2) Excludes time deposits of $163 million, which are not considered available-for-sale securities.

We elected to account for foreign denominated available-for-sale investments held in our Luxembourg banking subsidiary under the fair value option. Election of the fair value option allows us to recognize any gains and losses from fair value changes on such investments in other income (expense), net on the consolidated statements of income to offset certain foreign exchange gains and losses on our foreign denominated customer liabilities. As of December 31, 2018 and 2017, the estimated fair value of our investments included within short-term investments and long-term investments under the fair value option was $305 million and $277 million, respectively. In the years ended December 31, 2018 and 2017, $15 million of net losses and $36 million of net gains, respectively, from fair value changes were recognized in other income (expense), net on the consolidated statements of income.

The aggregate fair value of short-term and long-term investments classified as available-for-sale in an unrealized loss position was $1.1 billion as of December 31, 2018 and $2.8 billion as of December 31, 2017, of which $895 million and $207 million, respectively, was in a continuous unrealized loss position for greater than 12 months. The aggregate gross unrealized loss on our short-term and long-term investments was not material as of December 31, 2018 and 2017. We believe the decline in value is due to temporary market conditions and expect to recover the entire amortized cost basis of the securities.  We neither intend nor anticipate the need to sell the securities before recovery. We will continue to monitor the performance of the investment portfolio and assess market and interest rate risk when evaluating whether other-than-temporary impairment exists. Amounts reclassified to earnings from unrealized gains and losses were not material for the years ended December 31, 2018 and 2017.

The estimated fair values of our short-term and long-term investments classified as available-for-sale by date of contractual maturity were as follows:

December 31, 2018
(In millions)
One year or less	$390
One year through two years	492
Two years through three years	110
Three years through four years	57
Four years through five years	—
Greater than five years	7
Total	$1,056

Other Investments
We have equity investments which consist of minority equity interests in companies that are not publicly traded and are reported in long-term investments on our consolidated balance sheets. The carrying value of our equity investments accounted for using the Measurement Alternative totaled $293 million and $88 million as of December 31, 2018 and 2017, respectively.

Measurement Alternative Adjustments

The adjustments to the carrying value of our equity investments measured using the Measurement Alternative in the year ended December 31, 2018 were as follows:

(In millions)
Carrying amount, beginning of period	$88
Adjustments related to equity investments:
Additions, net of sales	119
Gross unrealized gains on equity investments	91
Gross unrealized losses on equity investments and impairments	(5)
Carrying amount, end of period	$293

Cumulative gross unrealized gains and cumulative gross unrealized losses and impairment for the year ended December 31, 2018 related to equity investments held at December 31, 2018 were approximately $91 million and $5 million, respectively. Net unrealized gains recognized in the year ended December 31, 2018 related to equity investments held at December 31, 2018 were approximately $86 million.